Fair Value Measurements - Schedule of Assumptions used in Pricing Model (Details) - Black-Scholes Option Pricing Model - Level 3	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Interest Rate | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0471	0.0399	0.0131
Interest Rate | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0399
Interest Rate | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0442
Interest Rate | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0441
Interest Rate | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0411
Interest Rate | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0461	0.0392
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.046	0.0388
Interest Rate | Legacy Allurion Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.0461	0.0392
Interest Rate | Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0442	0.0056
Interest Rate | Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0441	0.0112
Interest Rate | Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0411	0.0126
Interest Rate | Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0392	0.0152
Interest Rate | Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0388
Interest Rate | Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.0392
Interest Rate | MLSC Liability
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.0039
Exercise Price | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	1.05
Exercise Price | Other Common Stock | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.02	1.02
Exercise Price | Other Common Stock | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.1	1.1
Exercise Price | Other Common Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.02
Exercise Price | Other Common Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.1
Exercise Price | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.9
Exercise Price | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		2.38
Exercise Price | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.01
Exercise Price | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	6.73	6.58
Exercise Price | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	12.14	11.87
Exercise Price | Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		1.9	1.9
Exercise Price | Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		2.38	2.38
Exercise Price | Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.01	0.01
Exercise Price | Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		6.58	6.58
Exercise Price | Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		11.87
Exercise Price | MLSC Liability
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			1.9
Estimated Fair Value of Underlying Share Price | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.3	4.54	1.83
Estimated Fair Value of Underlying Share Price | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		4.54
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		6.75
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		6.91
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		4.54
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.3	7.24
Estimated Fair Value of Underlying Share Price | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	4.3	11.31
Estimated Fair Value of Underlying Share Price | Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		6.75	2.08
Estimated Fair Value of Underlying Share Price | Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		6.91	3.69
Estimated Fair Value of Underlying Share Price | Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		4.54	1.83
Estimated Fair Value of Underlying Share Price | Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		7.24	4.21
Estimated Fair Value of Underlying Share Price | Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		11.31
Estimated Fair Value of Underlying Share Price | MLSC Liability
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			3.43
Expected Volatility | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90	0.63	0.60
Expected Volatility | Other Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.63
Expected Volatility | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.69
Expected Volatility | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.65
Expected Volatility | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.63
Expected Volatility | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90	0.63
Expected Volatility | Legacy Allurion Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input	0.90	0.63
Expected Volatility | Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.69	0.60
Expected Volatility | Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.65	0.59
Expected Volatility | Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.63	0.59
Expected Volatility | Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.63	0.60
Expected Volatility | Series D-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input		0.63
Expected Volatility | MLSC Liability
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants measurement input			0.56
Expected Life (Years) | Other Common Stock
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	3 years 11 months 8 days
Expected Life (Years) | Other Common Stock | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		4 years 7 months 6 days	5 years 7 months 6 days
Expected Life (Years) | Other Common Stock | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		4 years 8 months 12 days	5 years 8 months 12 days
Expected Life (Years) | Other Common Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		4 years 7 months 6 days
Expected Life (Years) | Other Common Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		4 years 8 months 12 days
Expected Life (Years) | Legacy Allurion Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		3 months
Expected Life (Years) | Legacy Allurion Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		2 years
Expected Life (Years) | Legacy Allurion Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		4 years
Expected Life (Years) | Legacy Allurion Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	7 years 6 months	8 years 2 months 12 days
Expected Life (Years) | Legacy Allurion Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	7 years 6 months	8 years 2 months 12 days
Expected Life (Years) | Legacy Allurion Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term	8 years 11 months 15 days	9 years 8 months 12 days
Expected Life (Years) | Series A-1 Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		3 months	1 year 3 months 18 days
Expected Life (Years) | Series B Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		2 years	3 years
Expected Life (Years) | Series C Common Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		4 years	5 years
Expected Life (Years) | Series C Preferred Stock Warrants
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		8 years 2 months 12 days	9 years 2 months 12 days
Expected Life (Years) | Series D-1 Preferred Stock Warrants | Minimum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		8 years 2 months 12 days
Expected Life (Years) | Series D-1 Preferred Stock Warrants | Maximum
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term		9 years 8 months 12 days
Expected Life (Years) | MLSC Liability
Fair Value, Assets Measured on Recurring Basis, Observable and Unobservable Input Reconciliation [Line Items]
Warrants term			1 year